Retirement Benefits (Benefit Payments) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 28
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	26
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	25
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	23
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	22
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	65
Funded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	717
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	0
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	0
Unfunded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	8
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	6
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 23